ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Vessel and rig operating expenses	$ 34,939	$ 32,351
Administrative expenses	1,105	1,740
Accrued income taxes	2,725	3,675
Interest expense	13,125	13,663
Accrued expenses	$ 51,894	$ 51,429